Other Long-term Liabilities (Schedule of Composition of Other Long-term Liabilities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other long-term liabilities [Abstract]
Long-term trade payables	₪ 12	₪ 1
Deferred revenue	4	3
Other		11
Other Long-term Liabilities	₪ 16	₪ 15